Basis of presentation and future operations	12 Months Ended
Mar. 31, 2012
Basis of presentation and future operations [Abstract]
Basis of presentation and future operations
1.	Basis of presentation and future operations:

Basis of presentation

These consolidated financial statements include the accounts of the Canadian parent company Birks & Mayors and its wholly-owned subsidiary, Mayor’s Jewelers, Inc. (“Mayors”), and are reported in U.S. dollars and in accordance with accounting principles generally accepted in the U.S. These principles require management to make certain estimates and assumptions that affect amounts reported and disclosed in the financial statements and related notes. The most significant estimates include valuation of inventories and accounts receivable, provisions for income taxes, valuation of deferred tax assets and the recoverability of long-lived assets. Actual results could differ from these estimates. Periodically, the Company reviews all significant estimates and assumptions affecting the financial statements relative to current conditions and records the effect of any necessary adjustments. All significant intercompany accounts and transactions have been eliminated upon consolidation. The consolidated financial statements include certain reclassification of prior period amounts in order to conform to the current year presentation.

Future operations

These financial statements have been prepared on a going concern basis in accordance with generally accepted accounting principles in the U.S. The going concern basis of presentation assumes that the Company will continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The difficult economic and retail environment over the past few years, especially in Florida (where the Company derives a significant portion of its revenues), have negatively impacted not only the Company’s operating performance, but its availability to sources of financing to fund its operations and its cost of capital. While the Company renewed its senior secured revolving credit facility and senior secured term loans in June 2011, the Company’s ability to fund its operations and meet its cash flow requirements is dependant upon its ability to maintain positive excess availability under its senior secured revolving credit facilities as described in note 6.

The Company believes that it will be able to adequately fund its operations and meet its cash flow requirements for the next twelve months. This determination, however, could be impacted by economic, financial, competitive, legislative and regulatory factors, as well as other events that are beyond the Company’s control. If any of the factors or events described previously result in operating performance being significantly lower than currently forecasted or if the Company’s senior lenders impose additional restrictions on its ability to borrow on the Company’s collateral or if the Company does not maintain positive excess availability under its senior secured revolving credit facilities, there could be significant uncertainty about the Company’s ability to continue as a going-concern, and its capacity to realize the carrying value of its assets and repay its existing and future obligations as they generally become due without additional financing which may not be available. These financial statements do not reflect adjustments that would be necessary if the going concern assumption was not appropriate.